Related party balances and transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related party balances and transactions
Summary of balances with related parties

	At December 31,
	2023	2022
Year-end balances

(a) Arising from sales / purchases of goods / other
Trade receivables with associates	4,200	4,174
Trade receivables with other related parties	962	2,310
Other receivables with associates	58	445
Other receivables with other related parties	9,257	9,695
Other financial assets with associates	3,108	2,954
Other financial assets with other related parties(*)	28,327	—
Trade payables to associates	(2,765)	(2,714)
Trade payables to other related parties	(2,501)	(3,039)
	40,646	13,825
(b) Other liabilities
Other liabilities to associates(**)	(15,539)	—
Other liabilities to other related parties	(2,425)	(2,503)
	(17,964)	(2,503)
(c) Other balances
Cash at banks in other related parties	23,249	4,652
	23,249	4,652

Schedule of transactions between related parties

	For the year ended December 31,
	2023	2022	2021
Transactions
Aeronautical/Commercial revenue	14,267	9,957	6,263
Fees	(10,300)	(7,266)	(6,795)
Interest accruals	660	1,240	695
Acquisition of goods and services	(22,955)	(22,278)	(10,743)
Others	(4,198)	(4,367)	(4,201)